Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 21,908,907	$ 6,031,270
Inventories, net	3,387,113
Prepaid expenses	481,003	26,300
Total current assets	25,777,023	6,057,570
Operating lease right-of-use assets, net	1,307,173	144,127
Property and equipment, net	152,645,335	3,701,074
Lease deposits with a related party		4,000,000
Other assets	1,187,967	40,334
Total non-current assets	155,140,475	7,885,535
Total assets	180,917,498	13,943,105
Current Liabilities:
Accounts payable	1,341,822	166,956
Accrued expenses	5,183,880	49,235
Current portion of lease liabilities with a related party	59,216,485
Current portion of lease liabilities	166,354	44,654
Current portion of financing obligations with a related party	58,795,309
Deferred development fee income from a related party		406,004
Note payable with a related party	30,000,000
Total current liabilities	154,780,798	666,849
Other current liabilities	76,948
Lease liabilities, net of current portion	1,370,462	103,524
Financing obligation with a related party		4,096,754
Total non-current liabilities	1,370,462	4,200,278
Total liabilities	156,151,260	4,867,127
Redeemable convertible preferred stock, $0.0001 par value:
Common stock subject to possible redemption 12,650,000 shares at redemption value	45,207,530	12,258,132
Stockholders' Equity Attributable to Parent [Abstract]
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively	4,446	968
Additional paid in capital	45,890,000	497,306
Accumulated deficit	(21,128,133)	(3,680,428)
Total stockholders' equity	24,766,000	9,076,000
Total liabilities and stockholders' equity	180,917,498	13,943,105
Series A Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Common stock subject to possible redemption 12,650,000 shares at redemption value	5,203,342	5,203,342
Series A-1 Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Common stock subject to possible redemption 12,650,000 shares at redemption value	992,285	992,285
Series B Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Common stock subject to possible redemption 12,650,000 shares at redemption value	10,942,411	$ 6,062,505
Series C Preferred Stock
Redeemable convertible preferred stock, $0.0001 par value:
Common stock subject to possible redemption 12,650,000 shares at redemption value	$ 28,069,492